INCOME TAXES - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 60,159	$ 51,035
Loss carryforward	30,183	28,599
Deferred tax liability (asset)	60,159	51,035	$ 39,679
Recognized in profit or loss	25,244	29,721
Recognized directly in equity	(2,988)	(5,977)
Acquisitions/disposals	(9,270)	(3,556)
Additions from Acquisitions	(3,862)	(8,832)
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	26,706	35,337
Deferred tax liability (asset)	26,706	35,337	37,206
Recognized in profit or loss	(8,631)	(1,706)
Recognized directly in equity	0	(163)
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	17,434	15,602
Deferred tax liability (asset)	17,434	15,602	15,841
Recognized in profit or loss	1,832	(239)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	3,148	9,239
Deferred tax liability (asset)	3,148	9,239	14,827
Recognized in profit or loss	90	226
Recognized directly in equity	(6,181)	(5,814)
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	5,122	5,387
Deferred tax liability (asset)	5,122	5,387	4,656
Recognized in profit or loss	(265)	731
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Non deductible interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,760	1,953
Deferred tax liability (asset)	2,760	1,953	857
Recognized in profit or loss	807	1,096
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Non Deductible Financial Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,917	1,585
Deferred tax liability (asset)	2,917	1,585	0
Recognized in profit or loss	1,332	1,585
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	787	708
Deferred tax liability (asset)	787	708	119
Recognized in profit or loss	79	589
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Billing in advanced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	891	514
Deferred tax liability (asset)	891	514	304
Recognized in profit or loss	377	210
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	204	52
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2	44
Deferred tax liability (asset)	2	44	416
Recognized in profit or loss	(42)	(372)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Withholding dividends received
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	0	(2,659)
Deferred tax liability (asset)	0	(2,659)	0
Recognized in profit or loss	0	(2,659)
Recognized directly in equity	2,659	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(14,405)	(9,736)
Deferred tax liability (asset)	(14,405)	(9,736)	(8,894)
Recognized in profit or loss	(4,669)	(842)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Property, equipment, intangibles and leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(26,934)	(42,796)
Deferred tax liability (asset)	(26,934)	(42,796)	(40,502)
Recognized in profit or loss	19,844	17,396
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	(3,982)	(19,690)
Expenses Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,185	2,492
Deferred tax liability (asset)	6,185	2,492	765
Recognized in profit or loss	3,693	1,727
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	5,159	4,714
Deferred tax liability (asset)	5,159	4,714	$ 4,342
Recognized in profit or loss	325	(931)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	$ 120	$ 1,303